Principal Funds, Inc.
Supplement dated March 24, 2017
to the Statement of Additional Information dated March 1, 2017
(as supplemented on March 17, 2017)
This supplement updates information currently in the Statement of Additional Information. Please retain this supplement for future reference.
On June 23, 2017, remove P from list of share classes in first paragraph on the cover page, and delete column P from the Ticker Symbols by Share Class table.

FUND HISTORY
MULTIPLE CLASS STRUCTURE
On June 23, 2017, remove all Class P references.

INVESTMENT ADVISORY AND OTHER SERVICES
On or about March 24, 2017, under Investment Advisors, in the Sub-Advisor: BlackRock Financial Management, Inc. section, delete "Fund(s): Inflation Protection", and replace with the following:
Fund(s):    a portion of the assets of Inflation Protection
On or about March 24, 2017, under Investment Advisors, at the end of the Sub-Advisor: BlackRock Financial Management, Inc. section, add the following:
Sub-Sub-Advisor: BlackRock International Limited is an indirect wholly owned subsidiary of BlackRock, Inc.

Fund(s):	a portion of the assets of Inflation Protection
Effective March 24, 2017, in the Management Agreement section, delete the information for the California Municipal and Tax-Exempt Bond Funds from the Contractual Limits on Total Annual Fund Operating Expenses table, and replace with the following:

Contractual Limits on Total Annual Fund Operating Expenses
Fund	A	C	J	P	Inst.	Expiration
California Municipal	N/A	N/A	N/A	0.51%	0.51%	6/30/2018
Tax-Exempt Bond	N/A	1.60%	N/A	0.52%	0.52%	6/30/2018
Effective June 23, 2017, in the Management Agreement section, delete the Contractual Limits on Total Annual Fund Operating Expenses table, and replace with the following:

Contractual Limits on Total Annual Fund Operating Expenses
Fund	A	C	J	Inst.	Expiration
California Municipal	N/A	N/A	N/A	0.51%	6/30/2018
Core Plus Bond	0.88%	1.75%	N/A	N/A	2/28/2018
Diversified International	N/A	2.08%	N/A	0.85%	6/30/2018
Equity Income	N/A	N/A	N/A	0.52%	6/30/2018
Finisterre Unconstrained Emerging Markets Bond	1.47%	N/A	N/A	1.12%	6/30/2018
Global Diversified Income	N/A	N/A	N/A	0.80%	6/30/2018
Global Real Estate Securities	N/A	2.20%	N/A	0.94%	6/30/2018
Government & High Quality Bond	0.88%	1.63%	N/A	0.53%	6/30/2018
High Yield	N/A	N/A	N/A	0.61%	6/30/2018
High Yield I	1.05%	N/A	N/A	N/A	2/28/2018
Income	N/A	N/A	N/A	0.58%	6/30/2018
Inflation Protection	0.90%	1.65%	1.15%	N/A	2/28/2018
International I	1.45%	N/A	N/A	1.00%	6/30/2018
International Emerging Markets	1.61%	2.66%	1.52%	1.34%	6/30/2018

LargeCap Growth	N/A	N/A	N/A	0.68%	6/30/2018
LargeCap Growth I	1.25%	N/A	N/A	0.66%	6/30/2018
LargeCap S&P 500 Index	N/A	1.30%	N/A	N/A	2/28/2018
LargeCap Value	N/A	1.70%	N/A	0.43%	6/30/2018
MidCap	N/A	N/A	N/A	0.70%	6/30/2018
MidCap Growth	N/A	N/A	N/A	0.75%	2/28/2018
MidCap S&P 400 Index	N/A	N/A	N/A	0.25%	6/30/2018
MidCap Value III	1.30%	N/A	N/A	0.75%	6/30/2018
Money Market	N/A	1.79%	N/A	N/A	2/28/2018
Principal Capital Appreciation	N/A	N/A	N/A	0.47%	6/30/2018
Principal LifeTime 2010	0.38%	N/A	N/A	N/A	2/28/2018
Principal LifeTime 2020	0.38%	N/A	N/A	N/A	2/28/2018
Principal LifeTime 2030	0.38%	N/A	N/A	N/A	2/28/2018
Principal LifeTime 2040	0.38%	N/A	N/A	N/A	2/28/2018
Principal LifeTime 2050	0.38%	N/A	N/A	N/A	2/28/2018
Principal LifeTime 2060	N/A	N/A	0.38%	0.10%	2/28/2018
Principal LifeTime Strategic Income	0.38%	N/A	N/A	N/A	2/28/2018
Principal LifeTime Hybrid 2015	N/A	N/A	N/A	0.05%	6/30/2018
Principal LifeTime Hybrid 2020	N/A	N/A	N/A	0.05%	6/30/2018
Principal LifeTime Hybrid 2025	N/A	N/A	N/A	0.05%	6/30/2018
Principal LifeTime Hybrid 2030	N/A	N/A	N/A	0.05%	6/30/2018
Principal LifeTime Hybrid 2035	N/A	N/A	N/A	0.05%	6/30/2018
Principal LifeTime Hybrid 2040	N/A	N/A	N/A	0.05%	6/30/2018
Principal LifeTime Hybrid 2045	N/A	N/A	N/A	0.05%	6/30/2018
Principal LifeTime Hybrid 2050	N/A	N/A	N/A	0.05%	6/30/2018
Principal LifeTime Hybrid 2055	N/A	N/A	N/A	0.05%	6/30/2018
Principal LifeTime Hybrid 2060	N/A	N/A	N/A	0.05%	6/30/2018
Principal LifeTime Hybrid Income	N/A	N/A	N/A	0.05%	6/30/2018
Real Estate Securities	N/A	N/A	N/A	0.91%	6/30/2018
SAM Balanced	N/A	N/A	N/A	0.28%	6/30/2018
SAM Conservative Balanced	0.63%	1.38%	0.63%	0.29%	6/30/2018
SAM Conservative Growth	N/A	N/A	N/A	0.29%	6/30/2018
SAM Flexible Income	N/A	N/A	N/A	0.29%	6/30/2018
SAM Strategic Growth	N/A	N/A	N/A	0.29%	6/30/2018
Short-Term Income	N/A	N/A	N/A	0.43%	6/30/2018
SmallCap	N/A	2.08%	N/A	0.80%	6/30/2018
SmallCap Growth I	N/A	N/A	1.50%	1.02%	6/30/2018
SmallCap S&P 600 Index	N/A	N/A	N/A	0.27%	6/30/2018
SmallCap Value II	1.45%	N/A	N/A	1.01%	6/30/2018
Tax-Exempt Bond	N/A	1.60%	N/A	0.52%	6/30/2018
Effective June 23, 2017, in the first table on page 61, under Contractual Limits on Total Annual Fund Operating Expenses, for Government & High Quality Bond, Short-Term Income, and SmallCap Growth I, change 2/28/2018 to 6/30/2018.

Effective June 23, 2017, on page 61, delete the Contractual Limits on Total Annual Fund Operating Expenses table for Class R-6 shares, and replace with the following:
In addition, PMC has contractually agreed to limit the expenses identified as "Other Expenses" related to certain share classes of certain of the Funds by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) at or below certain limits. The limits are expressed as a percent of average net assets on an annualized basis. The Other Expenses limits and the agreement terms are as follows:

Contractual Limits on Other Expenses
Fund	R-6	Expiration
Global Real Estate Securities	0.02%	6/30/2018
High Yield	0.02%	6/30/2018
Income	0.01%	6/30/2018
International I	0.02%	6/30/2018
International Emerging Markets	0.02%	6/30/2018
LargeCap Growth I	0.02%	6/30/2018
MidCap	0.02%	6/30/2018
MidCap S&P 400 Index	0.02%	6/30/2018
MidCap Value III	0.02%	6/30/2018
Principal LifeTime Hybrid Income	0.02%	6/30/2018
Principal LifeTime Hybrid 2015	0.02%	6/30/2018
Principal LifeTime Hybrid 2020	0.02%	6/30/2018
Principal LifeTime Hybrid 2025	0.02%	6/30/2018
Principal LifeTime Hybrid 2030	0.02%	6/30/2018
Principal LifeTime Hybrid 2035	0.02%	6/30/2018
Principal LifeTime Hybrid 2040	0.02%	6/30/2018
Principal LifeTime Hybrid 2045	0.02%	6/30/2018
Principal LifeTime Hybrid 2050	0.02%	6/30/2018
Principal LifeTime Hybrid 2055	0.02%	6/30/2018
Principal LifeTime Hybrid 2060	0.02%	6/30/2018
Real Estate Securities	0.02%	6/30/2018
SmallCap	0.02%	6/30/2018
SmallCap Growth I	0.01%	6/30/2018
SmallCap S&P 600 Index	0.02%	6/30/2018
SmallCap Value II	0.02%	6/30/2018
Effective June 23, 2017, in the last table on page 62, under Contractual Fee Waivers, for LargeCap Growth I, MidCap Value III, SmallCap Growth I, and SmallCap Value II Funds, change 2/28/2018 to 6/30/2018.
On June 23, 2017, remove all Class P references.

PURCHASE AND REDEMPTION OF SHARES
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
On June 23, 2017, remove all Class P references.

PORTFOLIO MANAGER DISCLOSURE
On or about March 24, 2017, under Sub-Advisor: BlackRock Financial Management, Inc., delete the Compensation section, and replace with the following:
Compensation for Sub-Advisor and Sub-Sub-Advisor (as of January 31, 2017)
Portfolio Manager Compensation Overview
BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock.
Base compensation. Generally, portfolio managers receive base compensation based on their position with the firm.
Discretionary Incentive Compensation
Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock.  In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Funds or other accounts managed by the portfolio managers are measured.  Among other things, BlackRock’s Chief Investment Officers make a subjective determination with respect to each portfolio manager’s compensation based on the performance of the Funds and other accounts managed by each portfolio manager relative to the various benchmarks.  Performance of fixed income funds is measured on a pre-tax and/or after-tax basis over various time periods including 1-, 3- and 5- year periods, as applicable. With respect to these portfolio managers, such benchmarks for the Fund and other accounts are:

Portfolio Manager	Benchmarks
Chris Allen	Varied Euro-Based benchmarks
Martin Hegarty
A combination of market-based indices (e.g., Bloomberg Barclays Capital US TIPS Index, Bloomberg Barclays World Government Inflation Linked Bond Index), certain customized indices and certain fund industry peer groups.

Distribution of Discretionary Incentive Compensation. Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years. For some portfolio managers, discretionary incentive compensation is also distributed in deferred cash awards that notionally track the returns of select BlackRock investment products they manage and that vest ratably over a number of years. The BlackRock, Inc. restricted stock units, upon vesting, will generally be settled in BlackRock, Inc. common stock. Typically, the cash portion of the discretionary incentive compensation, when combined with base salary, represents more than 60% of total compensation for the portfolio managers. Paying a portion of discretionary incentive compensation in BlackRock, Inc. stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods. Providing a portion of discretionary incentive compensation in deferred cash awards that notionally track the BlackRock investment products they manage provides direct alignment with investment product results.
Long-Term Incentive Plan Awards - From time to time long-term incentive equity awards are granted to certain key employees to aid in retention, align their interests with long-term shareholder interests and motivate performance.  Equity awards are generally granted in the form of BlackRock, Inc. restricted stock units that, once vested, settle in BlackRock, Inc. common stock. The portfolio managers of this Fund have unvested long-term incentive awards.
Deferred Compensation Program - A portion of the compensation paid to eligible United States-based BlackRock employees may be voluntarily deferred at their election for defined periods of time into an account that tracks the performance of certain of the firm’s investment products. Mr. Hegarty is eligible to participate in the deferred compensation program.

Other Compensation Benefits. In addition to base salary and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:
Incentive Savings Plans - BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 8% of eligible pay contributed to the plan capped at $5,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation up to the Internal Revenue Service limit ($270,000 for 2017).  The RSP offers a range of investment options, including registered investment companies and collective investment funds managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent participant investment direction, are invested into a target date fund that corresponds to, or is closest to, the year in which the participant attains age 65.  The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date.  Annual participation in the ESPP is limited to the purchase of 1,000 shares of common stock or a dollar value of $25,000 based on its fair market value on the purchase date.  Mr. Hegarty is eligible to participate in these plans.
Incentive Savings Plans - United Kingdom-based portfolio managers are also eligible to participate in broad-based plans offered generally to BlackRock employees, including broad-based retirement, health and other employee benefit plans. For example, BlackRock has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including the BlackRock Retirement Savings Plan (RSP) and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution to the RSP is between 6% to 15% (dependent on service related entitlement) of eligible pay capped at £150,000 per annum. The RSP offers a range of investment options, including several collective investment funds managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, in the absence of an investment election being made, are invested into a target date fund that corresponds to, or is closest to, the year in which the participant attains age 65. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares of common stock or a US dollar value of $25,000 based on its fair market value on the purchase date. Mr. Allen is eligible to participate in these plans.
On or about March 24, 2017, add the following new sub-section after the Sub-Advisor: BlackRock Financial Management, Inc. section:
Sub-Sub-Advisor: BlackRock International Limited

	Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Chris Allen: Inflation Protection Fund*
Registered investment companies	9	$4.7 billion	0	$0
Other pooled investment vehicles	17	$13.9 billion	0	$0
Other accounts	40	$19.9 billion	6	$162.8 million
* Information as of January 31, 2017.

Compensation
For compensation information, reference the Compensation for Sub-Advisor and Sub-Sub-Advisor section under Sub-Advisor: BlackRock Financial Management, Inc.
Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Chris Allen*	Inflation Protection	None
* Information as of January 31, 2017.